Debt ($1,450 million senior secured credit facility) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Dec. 31, 2017	Oct. 31, 2020	Dec. 31, 2016	Nov. 30, 2014
Debt Instrument [Line Items]
Debt outstanding				$ 3,343,100,000		$ 3,440,300,000
Long-term debt, excluding debt issuance costs				3,381,100,000		3,487,100,000
West Vela Facility | Line of Credit
Debt Instrument [Line Items]
Long-term debt, excluding debt issuance costs				$ 255,300,000		$ 342,400,000
West Vela Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				4.25%
Revolving Credit Facility
Debt Instrument [Line Items]
Assets pledged as collateral				$ 3,700,000,000
Revolving Credit Facility | West Vela Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				1,450,000,000
Long-term line of credit							$ 443,000,000
Debt instrument, periodic payment				$ 40,300,000
Debt prepayment cost			$ 46,700,000
Variable rate basis on debt issuance				LIBOR
Assets pledged as collateral				$ 679,500,000
Revolving Credit Facility | West Vela Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				3.35%
Revolving Credit Facility | West Vela Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				4.00%
Scenario, Forecast | West Vela Facility | Line of Credit
Debt Instrument [Line Items]
Debt outstanding					$ 120,900,000
Scenario, Forecast | Revolving Credit Facility | West Vela Facility
Debt Instrument [Line Items]
Debt prepayment cost	$ 11,900,000	$ 11,800,000